Unaudited Interim Condensed Consolidated Statements of Changes in Equity	Share capital MYR (RM)	Share capital USD ($)	Capital reserve MYR (RM)	Capital reserve USD ($)	Share premium MYR (RM)	Share premium USD ($)	Foreign currency translation reserve MYR (RM)	Foreign currency translation reserve USD ($)	Retained earnings MYR (RM)	Retained earnings USD ($)	MYR (RM)	USD ($)
Balance (in Dollars)	RM 482		RM 12,392,392				RM (2,707)		RM 6,794,774		RM 19,184,941
Balance at Jun. 30, 2023	482		12,392,392				(2,707)		6,794,774		19,184,941
Loss for the period									(863,795)		(863,795)
Exchange differences on translating foreign operations							1,675				1,675
Balance at Dec. 31, 2023	482		12,392,392				(1,032)		5,930,979		18,322,821
Balance (in Dollars)	482		12,392,392				(1,032)		5,930,979		18,322,821
Balance (in Dollars)	482		12,392,392				(3,905)		4,795,312		17,184,281
Balance at Jun. 30, 2024	482		12,392,392				(3,905)		4,795,312		17,184,281
Issuance of Class A Ordinary Shares in relation to an initial public offering (including over-allotment option of Class A Ordinary Shares)	93				27,662,918						27,663,011
Loss for the period									(1,314,604)		(1,314,604)	$ (294,227)
Exchange differences on translating foreign operations							3,421				3,421	766
Balance at Dec. 31, 2024	575	$ 129	12,392,392	$ 2,773,588	27,662,918	$ 6,191,342	(484)	$ (108)	3,480,708	$ 779,030	43,536,109	9,743,981
Balance (in Dollars)	RM 575	$ 129	RM 12,392,392	$ 2,773,588	RM 27,662,918	$ 6,191,342	RM (484)	$ (108)	RM 3,480,708	$ 779,030	RM 43,536,109	$ 9,743,981